Fair Value Measurements on a Recurring Basis (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value of private placement warrants	$ 300,000	$ 5,000,000
Fair value of public warrants	12,300,000
Public warrants and private placement warrants	$ 11,000,000.0